Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

10X Capital Venture Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on February 10, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

As of September 30, 2023, the Company had not commenced any operations. All activity for the period from February 10, 2021 (inception) through September 30, 2023 relates to the Company’s formation and the Initial Public Offering (as defined below), and, since the closing of the Initial Public Offering, the search for and efforts toward completing an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of investment income from the proceeds held in the Trust Account (as defined below).

The Company’s Sponsor is 10X Capital SPAC Sponsor II LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company consummated its initial public offering (the “Initial Public Offering”) of 20,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $200.0 million, and incurring offering costs of approximately $21.7 million, of which $7.0 million was for deferred underwriting commissions (see Note 6). Each Unit is comprised of one Class A ordinary share, par value $0.0001 per share (the “Public Shares”) and one-third of one redeemable warrant (the “Public Warrants”), each whole warrant entitling the holder to purchase one Public Share.

Simultaneously with the consummation of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 655,000 Units (the “Private Units”) to the Sponsor and Cantor Fitzgerald & Co. (“Cantor”), at a price of $10.00 per Private Unit, generating gross proceeds of approximately $6.6 million. Each Private Unit is comprised of one Class A ordinary share (a “private placement share”) and one-third of one redeemable warrant (each whole warrant, a “private placement warrant”), with each whole warrant entitling the holder to purchase one private placement share at an exercise price of $11.50 per share.

Following the closing of the Initial Public Offering on August 13, 2021, $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units and $12,515 overfunded by Sponsor, which was returned to the Sponsor on August 17, 2021, was placed in a Trust Account (“Trust Account”) and is being invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, up to $100,000 to pay dissolution expenses, the proceeds from the Initial Public Offering and the sale of the Private Units will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination within 21 months from the closing of the Initial Public Offering, subject to applicable law, and (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of its obligation to redeem 100% of the Public Shares if the Company has not consummated the initial Business Combination within 21 months from the closing of the Initial Public Offering or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the public shareholders.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares, subject to the limitations and on the conditions described herein. The amount in the Trust Account at September 30, 2023 was $10.54 per Public Share.

The Class A ordinary shares subject to possible redemption is recorded at a redemption value and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company seeks shareholder approval, and a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the second amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering (as amended on May 10, 2023, the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, the private placement shares underlying the Private Units and Public Shares in connection with the completion of a Business Combination. The Sponsor will not have any redemption rights in connection with the Converted Shares (as defined below), and the Converted Shares will be subject to the restrictions on transfer included in the letter agreement entered into by the Sponsor in connection with the Initial Public Offering.

The Company has until December 13, 2023 with the option to extend up to two times, by an additional month each time, upon approval by the Company’s board of directors, up until February 13, 2024 (the “Combination Period”) (see discussion below), to complete the Business Combination. On August 8 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until September 13, 2023 (the “First Optional Extension”). On September 11, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until October 13, 2023. On October 10, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until November 13, 2023. On November 8, 2023, the Board approved an extension of the date by which 10X II is required to complete an initial business combination from November 13, 2023 until December 13, 2023. If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares, the private placement shares underlying the Private Units, and Public Shares they hold in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period or any extended period of time that the Company may have to consummate the Business Combination as a result of an amendment to the Amended and Restated Memorandum and Articles of Association (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the Business Combination within the Combination Period). The Sponsor will not have any redemption rights in connection with the Converted Shares (as defined below), and the Converted Shares will be subject to the restrictions on transfer included in the letter agreement entered into by the Sponsor in connection with the Initial Public Offering.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the assets in the Trust Account, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Proposed Business Combination

On November 2, 2022, the Company entered into an Agreement and Plan of Merger (as amended by that certain First Amendment to Agreement and Plan of Merger, dated as of January 3, 2023, and as may be further amended, supplemented or otherwise modified from time to time, the “AA Merger Agreement”), by and among the Company, 10X AA Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and African Agriculture, Inc., a Delaware corporation (“African Agriculture”). The AA Merger Agreement and the transactions contemplated thereby were approved by the Company’s board of directors (the “Board”) and the board of directors of African Agriculture.

Pursuant to the AA Merger Agreement, the Company will, subject to obtaining the required shareholder approvals and at least one day prior to the Effective Time (as defined in the AA Merger Agreement), change the Company’s jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware at least one day prior to the Closing (the “Domestication”). Following the Domestication, AA Merger Sub will merge with and into African Agriculture (the “Merger”), with African Agriculture surviving the Merger as the Company’s wholly owned subsidiary. In connection with the Domestication, the Company will change their name to “African Agriculture Holdings Inc.” (“New African Agriculture”). The Domestication, the Merger and the other transactions contemplated by the AA Merger Agreement are hereinafter referred to as the “Business Combination.”

In accordance with the terms and subject to the conditions of the AA Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of common stock of African Agriculture issued and outstanding immediately prior to the Effective Time, shall be converted into the right to receive the number of shares of duly authorized, validly issued, fully paid and nonassessable common stock of New African Agriculture (“New African Agriculture Common Stock”) equal to the quotient obtained by dividing (x) the quotient obtained by dividing (i) the sum of (1) $450,000,000 and (2) the aggregate amount of any Company Pre-Closing Financing (as defined in the AA Merger Agreement) by (ii) ten dollars ($10.00) by (y) the sum, without duplication, of the aggregate number of shares of common stock of African Agriculture that are (i) issued and outstanding immediately prior to the Effective Time, (ii) issuable upon the exercise or settlement of options or restricted stock units of African Agriculture (whether or not then vested or exercisable) that are outstanding immediately prior to the Effective Time, or (iii) issuable upon conversion of any African Agriculture convertible note issued prior to the date of the AA Merger Agreement and outstanding at the Effective Time (the “Merger Consideration”).

The AA Merger Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination, including, but not limited to, (i) by the Company’s or African Agriculture’s mutual written consent, (ii) by the Company, subject to certain exceptions, if any of the representations and warranties of African Agriculture are not true and correct or if African Agriculture fails to perform any of its respective covenants or agreements set forth in the AA Merger Agreement such that certain conditions to the Company’s obligations cannot be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements, as applicable, are not cured or cannot be cured within certain specified time periods, (iii) by African Agriculture, subject to certain exceptions, if any of the representations and warranties made by the Company are not true and correct or if the Company fails to perform any of its covenants or agreements set forth in the AA Merger Agreement such that the condition to the obligations of African Agriculture cannot be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements, as applicable, are not cured or cannot be cured within certain specified time periods, (iv) by either the Company or African Agriculture if the closing of the Merger (the “Closing”) has not occurred on or before December 13, 2023 (the “Termination Date”); provided that the Termination Date may be extended at the Company’s discretion up to February 13, 2024 provided further that such date is prior to the deadline by which the Company must complete the Company’s initial business combination under the Company’s organizational documents, (v) by either African Agriculture or the Company if the consummation of the Merger is permanently enjoined or prohibited by the terms of a final, non-appealable governmental order or other law; (vi) by either the Company or African Agriculture if the Extension Proposal (as defined below) is not duly approved on or before November 13, 2022, (vii) prior to obtaining the required approvals by the Company’s shareholders, by African Agriculture if the Company’s Board changes its recommendation that the Company’s shareholders approve the proposals included in the proxy statement/prospectus or fails to include such recommendation in the proxy statement/prospectus, (viii) by African Agriculture if certain required shareholders approvals are not obtained after the conclusion of a meeting of the Company’s shareholders held for the purpose of voting on such approvals, and (ix) by the Company if the required approvals by African Agriculture stockholders have not been obtained within ten (10) business days following the date that the Registration Statement (as defined in the AA Merger Agreement) is disseminated by African Agriculture to its stockholders.

African Agriculture will be obligated to pay the Company a termination fee equal to 2.0% of the aggregate Merger Consideration if the AA Merger Agreement is terminated pursuant to clauses (ii) or (iv) of the preceding paragraph; provided that in the case of a termination under clause (iv) above, African Agriculture will only be required to pay the termination fee if the transactions contemplated by the AA Merger Agreement were not consummated prior to the Termination Date primarily due to failure of African Agriculture to provide information required to obtain SEC clearance of the Registration Statement (as defined in the AA Merger Agreement). The Company will be obligated to pay African Agriculture a termination fee equal to 2.0% of the Merger Consideration if the AA Merger Agreement is terminated pursuant to clause (iii) of the preceding paragraph.

On January 3, 2023, the parties to the AA Merger Agreement entered into the First Amendment, pursuant to which African Agriculture has agreed to provide all necessary assistance and cooperation in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to further extend the term of the Company, if necessary, including paying all reasonable out-of-pocket fees and expenses of African Agriculture, the Company and AA Merger Sub (including, but not limited to, fees and expenses of outside counsel and any other agents, advisors, consultants, experts and financial advisors, employed by or on behalf of African Agriculture, the Company or AA Merger Sub) related to such extension.

Acquiror Support Agreement

Concurrently with the execution of the AA Merger Agreement, the Company entered into the Acquiror Support Agreement (the “Acquiror Support Agreement”) with African Agriculture, and the sponsor and the Company’s directors and officers (collectively, the “Class B Holders”), pursuant to which the Class B Holders agreed to, among other things, (i) vote at any shareholder meeting or pursuant to any action of written resolution of the Company’s shareholders all of their Class B ordinary shares, par value $0.001 per share, held of record or thereafter acquired in favor of the Business Combination, the Domestication and the other Proposals (as defined in the AA Merger Agreement) and (ii) be bound by certain other covenants and agreements related to the Business Combination, in each case, on the terms and subject to the conditions set forth in the Acquiror Support Agreement. Additionally, for a period ending six months after the Closing (the “First Lock-up Period”), the Class B Holders will be subject to a lock-up with respect to one-third of the Lock-Up Shares (as defined in the Acquiror Support Agreement), and for a period beginning six months after the Closing and ending twelve months after the Closing (the “Second Lock-up Period”), the Class B Holders will be subject to a lock-up with respect to the remaining two-thirds of the Lock-Up Shares; provided that the lock-up shall expire upon the date on which the last reported sale price of the shares of New African Agriculture Common Stock exceeds $12.00 per share for any twenty (20) trading days within any consecutive thirty (30) trading day period during the Second Lock-up Period.

African Agriculture Support Agreements

In connection with the execution of the AA Merger Agreement, the Company entered into a support agreement (the “African Agriculture Support Agreements”) with African Agriculture’s majority stockholder, Global Commodities & Investments Ltd., and African Agriculture pursuant to which Global Commodities & Investments Ltd. agreed to (i) vote at any meeting of the stockholders of African Agriculture all shares of common stock of African Agriculture held of record or thereafter acquired in favor of the Business Combination, (ii) be bound by certain other covenants and agreements related to the Business Combination and (iii) be bound by certain transfer restrictions with respect to such securities prior to the Closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the African Agriculture Support Agreements.

Standby Equity Purchase Agreement

Concurrently with the execution of the AA Merger Agreement, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with Yorkville Advisors Global, LP (“Yorkville”), pursuant to which, subject to the consummation of the Business Combination, African Agriculture Holdings, Inc., a Delaware corporation (“New African Agriculture”) has the option, but not the obligation, to issue, and Yorkville shall subscribe for, an aggregate amount of up to $100 million of New African Agriculture Common Stock at the time of New African Agriculture’s choosing during the term of the agreement, subject to certain limitations, including caps on issuance and subscriptions based on trading volumes. Each advance under the SEPA (an “Advance”) may be for an aggregate amount of New African Agriculture Common Stock purchased at 96% of the Market Price during a one-day pricing period or 97% of the Market Price during a three-day pricing period elected by New African Agriculture. The “Market Price” is defined in the SEPA as the VWAP (as defined below) during the trading day, in the case of a one day pricing period, or the lowest daily VWAP of the three consecutive trading days, in the case of a three day pricing period, commencing on the trading day on which New African Agriculture submits an Advance notice to Yorkville. “VWAP” means, for any trading day, the daily volume weighted average price of New African Agriculture Common Stock for such date on Nasdaq as reported by Bloomberg L.P. during regular trading hours or such other period in the case of a one-day trading period. The SEPA will continue for a term of three years commencing from the sixth trading day following the closing of the Business Combination (the “SEPA Effective Date”).

Pursuant to the SEPA, New African Agriculture will pay to Yorkville a commitment fee of $1.0 million, which is to be paid on the SEPA Effective Date. New African Agriculture can elect to pay the commitment fee by issuing New African Agriculture Common Stock to Yorkville in an amount equal to the commitment fee divided by the average daily VWAP for the five consecutive trading days prior to the SEPA Effective Date.

Forward Purchase Agreement

Simultaneously with the execution of the AA Merger Agreement, the Company and African Agriculture entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with Vellar Opportunity Fund SPV LLC - Series 8 (“Vellar”), a client of Cohen & Company Financial Management, LLC (“Cohen”). Pursuant to the Forward Purchase Agreement, Vellar intends, but is not obligated, to purchase through a broker in the open market (a) the Company’s Class A ordinary shares, par value $0.0001 per share, including from public shareholders who elect to redeem their shares (such purchased shares, the “Recycled Shares”) in connection with the extraordinary general meeting to vote to approve the Business Combination. Vellar may also purchase additional Shares in an issuance from the Company (such shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). Pursuant to the Forward Purchase Agreement, Vellar may purchase up to 4,000,000 shares, subject to automatic reduction to equal the amount of the Company’s ordinary shares outstanding as of the redemption deadline and subject to increase to up to 10,000,000 shares upon mutual agreement of the Company and Vellar (the “Maximum Number of Shares”). Vellar has agreed to waive any redemption rights with respect to any Subject Shares in connection with the Business Combination. The Forward Purchase Agreement provides that on the earlier of (i) one business day after the closing of the Business Combination and (ii) the date any assets from the Trust Account are disbursed in connection with the Business Combination (the “Prepayment Date”), the Company will pay to Vellar, out of funds held in its trust account, an amount (the “Prepayment Amount”) equal to (x) the price per-share paid to public shareholders who elect to redeem their shares in connection with the extraordinary general meeting (the “Initial Price”) multiplied by (y) the number of Recycled Shares on the Prepayment Date. On the Prepayment Date, the Company shall also pay to Vellar, out of funds held in its trust account, an amount equal to the product of (x) the greater of (a) 5% of the Maximum Number of Shares and (b) 200,000 and (y) the Initial Price (the “Share Consideration”), and Vellar shall use such Share Consideration to purchase shares of New African Agriculture (the “Share Consideration Shares”). The Company shall also reimburse Vellar up to $0.05 per Share for expenses actually incurred in connection with Vellar’s acquisition of the shares. No later than two days prior to the Prepayment Date, the Company may request that Vellar provide it an amount in cash of up to 10% of the product of (a) all shares purchased by Vellar pursuant to the Forward Purchase Agreement and (b) the Initial Price (the “Prepayment Shortfall”) and Vellar shall pay the Prepayment Shortfall either (i) on the Prepayment Date, in which case such amount shall be deducted from the Prepayment Amount, or (ii) if Vellar submits a request to register the resale of the shares it holds prior to the Prepayment Date, one business day following the effective date of the resale registration statement. If the Company elects to receive the Prepayment Shortfall the Share Consideration shall be increased to the product of (x) the greater of (a) 10% of the Maximum Number of Shares and (b) 400,000 and (y) the Initial Price.

From time to time following the Closing but prior to the Maturity Date (as defined below), Vellar, in its discretion, may declare an early termination (an “Optional Early Termination”) of the Forward Purchase Agreement with regard to all or a portion of the Subject Shares (such shares “Terminated Shares”) and remit to New African Agriculture an amount equal to the number of Terminated Shares multiplied by a price (the “Reset Price”) that adjusts on the first scheduled trading day of each month to be the lowest of (a) the then-current Reset Price, (b) $10.00 and (c) the VWAP for the last ten trading days of the prior month, but in no case less than $6.00; and may sell the Subject Shares, at any time and at any sales price, and, by notice to the Company, apply the proceeds of such sales to offset the Prepayment Shortfall, until such time as the Prepayment Shortfall has been fully repaid, to the extent the Company elects to receive the Prepayment Shortfall; provided, that Vellar may not declare an Optional Early Termination in respect of any Subject Shares sold to repay the Prepayment Shortfall. In addition, Vellar would not declare an Optional Early Termination in respect of Share Consideration Shares, nor would it make payments to New African Agriculture in respect of any Share Consideration Shares it subsequently sells. To the extent New African Agriculture, following the closing of the Business Combination, sells, enters into any agreement to sell or grants any right to reprice, or otherwise dispose of or issues any shares or any securities of New African Agriculture or any of its subsidiaries which would entitle the holder thereof to acquire at any time shares at an effective price per share less than the then existing Reset Price then the Reset Price shall be modified to equal such reduced price. The Forward Purchase Agreement matures on the earlier to occur of (a) three years after the closing of the Business Combination Agreement and (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if either (i) the VWAP of the shares during 20 out of 30 consecutive trading days is less than $3.00 per share, (ii) the Company fails to register the Backstop Shares as required by the Backstop Agreement, or (iii) the shares cease to be listed on a national securities exchange (such date, the “Maturity Date”). Upon the occurrence of the Maturity Date, the Company is obligated to pay to Vellar an amount equal to the product of (a) (x) the Maximum Number of Shares, less (y) the number of Terminated Shares, multiplied by (b) $2.00 (the “Maturity Consideration”) payable either in cash or in shares at the option of New African Agriculture. On the Maturity Date, Vellar shall return to New African Agriculture a number of shares of New African Agriculture Common Stock equal to the number of Recycled Shares less the number of Terminated Shares. In the event that the Maturity Shares are not (i) (a) registered for resale under an effective registration statement or (b) eligible to be transferred by Vellar without any restrictions and (ii) bear a restrictive legend (collectively, the “Share Conditions”), Vellar would be entitled to receive such number of shares equal to 225% of the Maturity Shares (the “Penalty Shares”); provided that if the Share Conditions are satisfied within 120 days of the Maturity Date, Vellar shall return to the Company the number of Penalty Shares that are valued in excess of the Maturity Consideration based on the 10-day VWAP ending on such date that the Maturity Shares satisfied the Share Conditions. At Vellar’s option, the Company will pay the Maturity Consideration on a net basis such that Vellar retains a number of shares due to the Company upon the Maturity Date equal to the number of Maturity Shares payable to Vellar, only to the extent the number of shares due to the Company is at least equal to the number of Maturity Shares payable to Vellar, with any remaining Maturity Consideration to be paid in newly issued shares. The Maturity Date may be accelerated upon occurrences described in the Forward Purchase Agreement. A break-up fee equal to $500,000 shall be payable, jointly and severally, by the Company and African Agriculture to Vellar in the event the Forward Purchase Agreement is terminated by either the Company or African Agriculture, subject to certain exceptions. the Company and African Agriculture may terminate the Forward Purchase Agreement, without penalty, if the number of shares tendered by public shareholders for redemption in connection with the shareholder vote to approve the Business Combination represent less than 75% of the total outstanding Class A ordinary shares subject to redemption. The Company has agreed to file, upon the request of Vellar, a registration statement with the SEC registering the resale of the Subject Shares and the Share Consideration Shares under the Securities Act, within 30 days following such request. The Forward Purchase Agreement contains additional representations, warranties, indemnities, agreements and termination rights of the parties thereto. If the Company has not completed the initial business combination within such time period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case, to the Company’s obligations under Cayman Islands Companies Law to provide for claims of creditors and the requirements of other applicable law.

Extensions

Concurrently with the execution of the AA Merger Agreement, certain Initial Public Offering anchor investors of the Company (the “Initial 10X II Anchor Investors”) entered into non-redemption agreements (the “Initial Non-Redemption Agreements”) with the Company and the Sponsor.

On November 4, 2022, additional IPO anchor investors of 10X II (the “Additional 10X II Anchor Investors” and together with the Initial 10X II Anchor Investors, the “10X II Anchor Investors”) entered into non-redemption agreements (collectively, the “Additional Non-Redemption Agreements” and together with the Initial Non-Redemption Agreements, the “Non-Redemption Agreements”) with the Company and the Sponsor.

Pursuant to the Non-Redemption Agreements, such 10X II Anchor Investors agreed for the benefit of the Company to (i) vote certain Public Shares now owned or hereafter acquired (the “Subject 10X II Equity Securities”), representing 3,355,743 Public Shares in the aggregate, in favor of the proposal to amend the Company’s organizational documents to extend the time the Company is permitted to close a Business Combination and (ii) not redeem the Subject 10X II Equity Securities in connection with such proposal. In connection with these commitments from the 10X II Anchor Investors, the Sponsor has agreed to transfer to each 10X II Anchor Investor an amount of its Founder Shares following the Closing of the Merger.

On November 9, 2022, the Company’s shareholders approved, by special resolution, the proposal to amend and restate the Company’s amended and restated memorandum and articles of association, to extend the date by which the Company must (1) consummate a Business Combination, (2) cease its operations except for the purpose of winding up if it fails to complete such Business Combination, and (3) redeem all of the Public Shares included as part of the Units sold in the Initial Public Offering, from November 13, 2022 to May 13, 2023 (the “First Extension,” and such proposal, the “First Extension Proposal”). In connection with the Company’s solicitation of proxies in connection with the Extension Proposal, the Company was required to permit the public shareholders to redeem their Public Shares. Of the Public Shares outstanding with redemption rights, a total of 212 of the Company’s shareholders elected to redeem an aggregate total of 15,357,970 Public Shares at a per share redemption price of $10.09. As a result of such redemptions, approximately $154.9 million was removed from the Trust Account to pay such holders.

On May 2, 2023, and May 5, 2023, certain investors of the Company (the “Second Extension 10X II Investors”) entered into non-redemption agreements (the “Second Extension Non-Redemption Agreements”) with the Company and the Sponsor. Pursuant to the Second Extension Non-Redemption Agreements, the Second Extension 10X II Investors agreed for the benefit of the Company to (i) vote certain Public Shares owned or acquired (the “Second Extension Subject 10X II Equity Securities”) in favor of the Second Extension Proposal (as defined below) and (ii) not redeem the Second Extension Subject 10X II Equity Securities in connection with the Second Extension Proposal. In exchange for these commitments from the Second Extension 10X II Investors, the Sponsor agreed to transfer to the Second Extension 10X II Investors (a) an aggregate of 189,011 Founder Shares (as defined in Note 5) in connection with the Second Extended Date (as defined below) and (b) to the extent the Company’s board of directors agrees to further extend the date to consummate a Business Combination to the Additional Extension Date (as defined below), an aggregate amount of up to 567,032 Founder Shares, which includes the Founder Shares referred to in clause (a), on or promptly after the consummation of the Business Combination. As of September 30, 2023, 252,014 shares were due to be transferred to the Second Extension 10X II Investors.

The Company estimated the fair value of the investor interests attributable to the Founder Shares to be $103,231 or $0.13 per share as of November 4, 2022 and $130,418 or $0.23 per share as of May 5, 2023. The fair value for November 4, 2022 was determined using a discount for the probability of liquidation approach with a discount of 1.3% for the probability of liquidation and the value per shares as of the valuation date of $9.91. The fair value for May 5, 2023 was determined using a discount for the probability of liquidation approach with a discount of 2.2% for the probability of liquidation and the value per shares as of the valuation date of $10.25. Each Non-Redeeming Stockholder acquired from the Sponsor an indirect economic interest in such Founder Shares. The indirect economic interests were evaluated under ASC 480 and ASC 815. The value of the shares in the Initial Extension, and the shares eligible to be earned in the Additional Extension will be treated as an expense. The shares that have been earned in connection with the approval of the Second Extension Proposal with a fixed-for-fixed value will be credited to additional paid-in capital. The remaining shares affiliated with any monthly extensions up to the Additional Extension Date will be treated as a derivative liability as a result of the variability in the value of shares due to the amount of shares held by the Investor (3.5% of the number of non-redeemed Class A ordinary shares). As the shares affiliated with any monthly extensions up to the Additional Extension Date become determinable and therefore fixed-for-fixed, the value of those shares will be transferred from a liability to equity. Any changes in the fair value of the shares will be recognized as an expense in the period of remeasurement.

On May 10, 2023, in connection with the extraordinary general meeting of shareholders, shareholders agreed to, among other things, amend the Company’s second amended and restated memorandum and articles of association to further extend the date by which the Company has to consummate a Business Combination (the “Second Extension Proposal”) from May 13, 2023 to August 13, 2023 (the “Second Extended Date”) and to allow the board of directors of the Company, without shareholder approval, to elect to further extend the date to consummate a Business Combination after the Second Extended Date up to six times, by an additional month each time, up to February 13, 2024 (the “Additional Extension Date”). On August 8, 2023, the Board approved the Optional Extension. On September 11, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until October 13, 2023. On October 10, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until November 13, 2023. On November 8, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until December 13, 2023. On May 10, 2023, in connection with the Company’s solicitation of proxies in connection with the Extension Proposal, the Company was required to permit the public shareholders to redeem their Public Shares. Of the Public Shares outstanding with redemption rights, the Company’s shareholders elected to redeem an aggregate total of 2,522,477 Public Shares at a per share redemption price of $10.32. As a result of such redemptions, approximately $26 million was removed from the Trust Account to pay such holders, and approximately $22.4 million remained in the Trust Account as of September 30, 2023. Following the redemptions and as of September 30, 2023, the Company had 2,119,553 Public Shares, including the Public Shares underlying the Units outstanding, with redemption rights outstanding.

Additionally, on May 15, 2023, pursuant to the terms of the Charter, the Sponsor elected to convert 1,000,000 Class B Ordinary Shares held by it on a one-for-one basis into Class A Ordinary Shares, with immediate effect (such shares, the “Converted Shares”). The Sponsor will not have any redemption rights in connection with the Converted Shares, and the Converted Shares will be subject to the restrictions on transfer included in the letter agreement entered into by the Sponsor in connection with the IPO. Following such conversion, and as a result of the redemptions described above, as of September 30, 2023 there are an aggregate of 3,774,553 Class A Ordinary Shares issued and outstanding and 5,666,667 Class B Ordinary Shares issued and outstanding.

Liquidity and Going Concern

As of September 30, 2023, the Company had $17,450 in cash and a working capital deficit of approximately $13.9 million.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for issuance of Founder Shares (as defined in Note 5), and loan proceeds from the Sponsor of approximately $87,000 under an unsecured promissory note. The Company fully repaid the amounts borrowed under the unsecured promissory note upon closing of the Initial Public Offering on August 13, 2021. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates provided the Company with $1,625,213 under the amended and restated New Note (as defined in Note 5) (of which up to $1.5 million may be converted at the lender’s option into warrants to purchase the Company’s Class A ordinary shares at an exercise price of $11.50 per share).

In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition and date for mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after February 13, 2024. The unaudited condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete an initial Business Combination before the Combination Period. Over this time period, the Company will be using the funds outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating a Business Combination.

Note 1 — Organization and Business Operations

Organization and General

10X Capital Venture Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on February 10, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from February 10, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the Initial Public Offering (as defined below), and, since the closing of the Initial Public Offering, the search for and efforts toward completing an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company’s Sponsor is 10X Capital SPAC Sponsor II LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company consummated its initial public offering (the “Initial Public Offering”) of 20,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units offered, the “Public Shares” and with respect to the warrants included in the Units offered, the “Public Warrants”) at $10.00 per Unit, generating gross proceeds of $200.0 million, and incurring offering costs of approximately $21.7 million, of which $7.0 million was for deferred underwriting commissions (Note 7).

Simultaneously with the consummation of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 655,000 Units (the “Private Units”) to the Sponsor and Cantor Fitzgerald & Co. (“Cantor”), at a price of $10.00 per Private Unit, generating gross proceeds of approximately $6.6 million.

Following the closing of the Initial Public Offering on August 13, 2021, $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units and $12,515 overfunded by Sponsor, which was returned to the Sponsor on August 17, 2021, was placed in a Trust Account (“Trust Account”) and is being invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Initial Public Offering and the sale of the Private Units will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination within 21 months from the closing of the Initial Public Offering, subject to applicable law, and (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of its obligation to redeem 100% of the Public Shares if the Company has not consummated the initial Business Combination within 21 months from the closing of the Initial Public Offering or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the public shareholders.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares, subject to the limitations and on the conditions described herein. The amount in the Trust Account at December 31, 2022 was $10.16 per Public Share.

The Class A ordinary shares subject to redemption is recorded at a redemption value and classified as temporary equity, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering (as amended and restated on November 9, 2022, the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with the completion of a Business Combination.

The Company has only 21 months from the closing of the Initial Public Offering (the “Combination Period”), or May 13, 2023 (see discussion below), to complete the initial Business Combination. If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The initial shareholders, Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period or any extended period of time that the Company may have to consummate the initial Business Combination as a result of an amendment to the Company’s amended and restated memorandum and articles of association (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Combination Period).

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the assets in the Trust Account, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Proposed Business Combination

On November 2, 2022, the Company entered into an Agreement and Plan of Merger (as amended by that certain First Amendment to Agreement and Plan of Merger, dated as of January 3, 2023, and as may be further amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, 10X AA Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and African Agriculture, Inc., a Delaware corporation (“African Agriculture”).

Concurrently with the execution of the Merger Agreement and on November 4, 2022, certain Initial Public Offering anchor investors of the Company (the “Initial 10X II Anchor Investors”) entered into non-redemption agreements (the “Initial Non-Redemption Agreements”) with the Company and the Sponsor.

On November 8, 2022, an additional investor of the Company (together with the Initial 10X II Anchor Investors, the “10X II Investors”) entered into a non-redemption agreement (together with the Initial Non-Redemption Agreements, the “Non-Redemption Agreements”) with the Company and the Sponsor.

Pursuant to the Non-Redemption Agreements, such 10X II Investors agreed for the benefit of the Company to (i) vote certain of the Company’s ordinary shares now owned or acquired (the “Subject 10X II Equity Securities”), representing 3,705,743 ordinary shares of the Company in the aggregate, in favor of the proposal to amend the Company’s organizational documents to extend the time the Company is permitted to close a Business Combination and (ii) not redeem the Subject 10X II Equity Securities in connection with such proposal. In connection with these commitments from the 10X II Investors, Sponsor has agreed to transfer to each 10X II Investor an amount of its Class B ordinary shares on or promptly after the consummation of the Business Combination.

Standby Equity Purchase Agreement

Concurrently with the execution of the AA Merger Agreement, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with Yorkville, pursuant to which, subject to the consummation of the Business Combination, New African Agriculture has the option, but not the obligation, to issue, and Yorkville shall subscribe for, an aggregate amount of up to $100 million of New African Agriculture Common Stock at the time of New African Agriculture’s choosing during the term of the agreement, subject to certain limitations, including caps on issuance and subscriptions based on trading volumes. Each advance under the SEPA (an “Advance”) may be for an aggregate amount of New African Agriculture Common Stock purchased at 96% of the Market Price during a one-day pricing period or 97% of the Market Price during a three-day pricing period elected by New African Agriculture. The “Market Price” is defined in the SEPA as the VWAP (as defined below) during the trading day, in the case of a one day pricing period, or the lowest daily VWAP of the three consecutive trading days, in the case of a three day pricing period, commencing on the trading day on which New African Agriculture submits an Advance notice to Yorkville. “VWAP” means, for any trading day, the daily volume weighted average price of New African Agriculture Common Stock for such date on Nasdaq as reported by Bloomberg L.P. during regular trading hours or such other period in the case of a one-day trading period. The SEPA will continue for a term of three years commencing from the sixth trading day following the closing of the Business Combination (the “SEPA Effective Date”).

Pursuant to the SEPA, New African Agriculture will pay to Yorkville a commitment fee of $1.0 million, which is to be paid on the SEPA Effective Date. New African Agriculture can elect to pay the commitment fee by issuing New African Agriculture Common Stock to Yorkville in an amount equal to the commitment fee divided by the average daily VWAP for the five consecutive trading days prior to the SEPA Effective Date.

Forward Purchase Agreement

Simultaneously with the execution of the Merger Agreement, the Company and African Agriculture entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with Vellar Opportunity Fund SPV LLC — Series 8 (“Seller”), a client of Cohen & Company Financial Management, LLC (“Cohen”). Pursuant to the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase through a broker in the open market (a) the Company’s Class A ordinary shares, par value $0.0001 per share (the “Shares”), after the date of the Company’s redemption deadline from holders of Shares, including those who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to the redemption rights set forth in the Company’s amended and restated memorandum and articles of association in connection with the Business Combination and (b) additional Shares in an issuance from the Company (such Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). The aggregate total Subject Shares will be 4,000,000, subject to automatic reduction to equal the amount of the Company’s ordinary shares outstanding as of the redemption deadline and subject to increase to up to 10,000,000 upon mutual agreement of the Company and Seller (the “Maximum Number of Shares”). Seller has agreed to waive any redemption rights with respect to any Subject Shares in connection with the Business Combination.

Extension

On November 9, 2022, the Shareholders approved, by special resolution, the proposal to amend and restate the Company’s Amended and Restated Memorandum and Articles of Association (as amended and restated, the “Second A&R Charter”), to extend the date by which the Company must (1) consummate an initial Business Combination, (2) cease its operations except for the purpose of winding up if it fails to complete such initial Business Combination, and (3) redeem all of the Class A ordinary shares included as part of the Units sold in the Company’s Initial Public Offering, from November 13, 2022 to May 13, 2023 (the “Extension,” and such proposal, the “Extension Proposal”). In connection with the Company’s solicitation of proxies in connection with the Extension Proposal, the Company was required to permit the public shareholders to redeem their Public Shares. Of the Public Shares outstanding with redemption rights, a total of 212 of the Company’s shareholders elected to redeem 15,357,970 Public Shares at a per share redemption price of $10.09. As a result of such redemptions, approximately $154.9 million was removed from the Trust Account to pay such holders, and approximately $47.3 million remained in the Trust Account as of December 31, 2022. Following the redemptions and as of December 31, 2022, the Company had 4,642,030 public shares, including the public shares underlying the Units outstanding, with redemption rights outstanding.

Liquidity and Going Concern

As of December 31, 2022, the Company had approximately $37,000 in cash and a working capital deficit of approximately $10.2 million.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for issuance of Founder Shares (as defined in Note 6), and loan proceeds from the Sponsor of approximately $87,000 under the Note (as defined in Note 6). The Company fully repaid the amounts borrowed under the unsecured promissory note upon closing of the Initial Public Offering on August 13, 2021. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates provided the Company with $600,000 in Working Capital Loans (as defined in Note 6) (of which up to $1.5 million may be converted at the lender’s option into warrants to purchase the Company’s Class A ordinary shares at an exercise price of $11.50 per share).

In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition and date for mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 13, 2023. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete an initial Business Combination before the mandatory liquidation date. Over this time period, the Company will be using the funds outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating an initial Business Combination.

Risks and Uncertainties

In February 2022, the Russian Federation commenced a military action against Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation, Belarus and other territories and individuals. Further, the impact of this military action and related sanctions on the world economy are not determinable as of the date of these consolidated financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.